Shareholder Report, Holdings (Details) - Overseas SMA Completion Portfolio	Aug. 31, 2025
Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
ASR Nederland NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Sankyo Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BPER Banca SPA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Piraeus Financial Holdings SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mebuki Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BT Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Shimamura Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TP Icap Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	43.50%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.70%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.40%
AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.30%
GREECE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.30%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%